DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits From Customers [Line Items]
Carrying value	$ 63,635,078	$ 56,853,141
Fair value	64,665,662	57,585,666
Between 3 and 6 months
Disclosure Of Deposits From Customers [Line Items]
Carrying value	8,611,317	9,549,206
Fair value	8,608,691	9,554,429
Between 6 and 12 months
Disclosure Of Deposits From Customers [Line Items]
Carrying value	8,267,750	5,572,051
Fair value	8,287,504	5,577,962
Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Carrying value	9,458,863	7,323,840
Fair value	9,534,399	7,368,860
Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Carrying value	37,297,148	34,408,044
Fair value	$ 38,235,068	$ 35,084,415
Bottom of range | Between 3 and 6 months
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.10%	0.10%
Bottom of range | Between 6 and 12 months
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.10%	0.25%
Bottom of range | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.25%	0.25%
Bottom of range | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.01%	0.01%
Top of range | Between 3 and 6 months
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	6.60%	6.75%
Top of range | Between 6 and 12 months
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	7.25%	7.50%
Top of range | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	6.75%	7.25%
Top of range | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	13.50%	13.50%